Income Taxes (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Income Tax Recognized in Profit or Loss	Income Tax Recognized in Profit or Loss

	For the Nine months ended September 30
	2018	2019
Current tax
In respect of the current period	$(14,439)	$(395,290)